Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (77,281)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	106,250
Fair Value / Carrying Amount of (Liability)	$ (21,523)
Weighted- Average Remaining Term (Years)	8 years 3 months 18 days
Fixed Rate Payable	5.20%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 10,711
Fair Value / Carrying Amount of (Liability)	$ (201)
Weighted- Average Remaining Term (Years)	9 months 18 days
Fixed Rate Payable	2.80%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 148,038
Fair Value / Carrying Amount of (Liability)	$ (6,272)
Weighted- Average Remaining Term (Years)	4 years
Fixed Rate Payable	1.40%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 302,852
Fair Value / Carrying Amount of (Liability)	$ (28,903)
Weighted- Average Remaining Term (Years)	1 year 8 months 12 days
Fixed Rate Payable	3.50%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 163,344
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ (13,987)
Weighted- Average Remaining Term (Years)	6 years 2 months 12 days
Fixed Rate Payable	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 70,577
Fair Value / Carrying Amount of (Liability)	$ (6,395)
Weighted- Average Remaining Term (Years)	2 years 10 months 24 days
Fixed Rate Payable	3.90%